Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents
For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of the following:

	December 31 2017 $	December 31 2016 $

Cash Unrestricted investments	234.7 4.8	207.1 3.8

Cash and cash equivalents	239.5	210.9